Offerings	Sep. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	10,000,007
Proposed Maximum Offering Price per Unit	17.25
Maximum Aggregate Offering Price	$ 172,500,120.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.27
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's registration statement on Form S-3ASR (File No. 333-293702) filed with the Securities and Exchange Commission on February 24, 2026 (the "Registration Statement"). Amount Registered includes (a) 1,304,348 shares of common stock issuable upon exercise of the underwriters' option to purchase additional shares of common stock and (b) 1,043,484 shares of common stock issuable upon exercise of pre-funded warrants to purchase common stock. The filing fee, calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. Maximum Offering Price per Unit of shares includes the sum of the offering price of the pre-funded warrants of $17.2499 per pre-funded warrant and the exercise price of $0.0001 per share of common stock issuable upon exercise of the pre-funded warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	1,043,484
Proposed Maximum Offering Price per Unit	17.2499
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants.